UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.    Investment Company Act File Number:  811-4906

      Securities Act File Number:  33-10238

4(a). Last day of fiscal year for which this notice is filed:
      April 30, 2002

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will be filing this
      Form.

CONNECTICUT SERIES - CLASS A 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold             $70,676,163
             during the fiscal year pursuant to section        ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or           $69,328,224
             repurchased during the fiscal year:               ---------------

       (iii) Aggregate price of securities redeemed or          $103,995,635
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$173,323,859
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $(102,647,696)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============
CONNECTICUT SERIES - CLASS B 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold          $15,751,662
             during the fiscal year pursuant to section       ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or        $4,906,359
             repurchased during the fiscal year:              ---------------

       (iii) Aggregate price of securities redeemed or        $ -0-
             repurchased during any PRIOR fiscal year         ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$ 4,906,359
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 10,845,303
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in            $( )
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           X   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   997.77
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$    492.03
                                                                =============
CONNECTICUT SERIES - CLASS C 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold               $6,061,129
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or             $1,626,287
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or             $ -0-
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$ 1,626,287
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $   4,434,842
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $( )
             future years -- if Item 5(i) is less than         ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           X   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  408.01
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 408.01
                                                               =============

FLORIDA SERIES - CLASS A 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold             $ -0-
             during the fiscal year pursuant to section        ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or           $ 17,195,196
             repurchased during the fiscal year:               ---------------

       (iii) Aggregate price of securities redeemed or           $160,914,883
             repurchased during any PRIOR fiscal year            --------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$ 178,110,079
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $(178,110,079)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 607,644. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
      2,003,779.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$   0.00
                                                                =============

FLORIDA SERIES - CLASS B 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold             $ 3,527,268
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or           $ 2,046,608
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or           $16,772,450
             repurchased during any PRIOR fiscal year            --------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$18,819,058
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $(15,291,790)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.



7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$      0.00
                                                                =============

FLORIDA SERIES - CLASS C 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold         $1,973,271
             during the fiscal year pursuant to section      ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or        $330,241
             repurchased during the fiscal year:              ---------------

       (iii) Aggregate price of securities redeemed or        $ -0-
             repurchased during any PRIOR fiscal year         ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$ 330,241
             Items 5(ii) and 5(iii):
                                                                 --------------
         (v) Net Sales - if Item 5(I) is greater than           $  1,643,030
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in           $( )
             future years -- if Item 5(i) is less than         ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$151.16
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$    151.16

MARYLAND SERIES - CLASS A 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold            $ 24,232,950
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or          $ 26,197,602
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or          $ 127,942,595
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$154,140,197
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $(129,907,247)
             future years -- if Item 5(i) is less than         ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$   0.00
                                                                =============

MARYLAND SERIES - CLASS B 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold               $17,685,375
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or             $ 6,029,244
             repurchased during the fiscal year:                 ---------------

       (iii) Aggregate price of securities redeemed or             $ -0-
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$6,029,244
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $11,656,131
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in           $( )
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 1,072.36
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  1,072.36
                                                                  =============

MARYLAND SERIES - CLASS C 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold              $1,622,273
             during the fiscal year pursuant to section          --------------
             24(f):

        (ii) Aggregate price of securities redeemed or           $642,532
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or           $ -0-
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$ 642,532
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  979,741
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $( )
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item  5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 90.14
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$   90.14
                                                                =============

MASSACHUSETTS SERIES - CLASS A 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold            $4,884,200
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or          $6,124,881
             repurchased during the fiscal year:               ---------------

       (iii) Aggregate price of securities redeemed or          $30,069,923
             repurchased during any PRIOR fiscal year          ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$36,194,804
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $(31,310,604)
             future years -- if Item 5(i) is less than         ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------


      (viii) Registration fee due (multiply Item 5(v)          =$  0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A
                                                                -------------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$    0.00
                                                                =============


MASSACHUSETTS SERIES - CLASS B 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold            $1,360,575
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or         $609,422
             repurchased during the fiscal year:               ---------------

       (iii) Aggregate price of securities redeemed or          $ -0-
             repurchased during any PRIOR fiscal year          ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$609,422
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $751,153
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in            $( )
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 69.11
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  69.11
                                                                =============

MASSACHUSETTS SERIES - CLASS C 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold              $417,991
             during the fiscal year pursuant to section          ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or           $ 72,306
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or          $ -0-
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$  72,306
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $   345,685
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in            $( )
             future years -- if Item 5(i) is less than         ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 31.80
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$   31.80
                                                                =============

MICHIGAN SERIES - CLASS A 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold               $ 7,341,727
            during the fiscal year pursuant to section          ---------------
            24(f):

        (ii) Aggregate price of securities redeemed or             $13,380,288
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or             $77,864,677
             repurchased during any PRIOR fiscal year            ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$91,244,965
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:


        (vi) Redemption credits available for use in              $(83,903,238)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 195,090. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============

MICHIGAN SERIES - CLASS B 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold                 $1,740,908
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or               $1,160,370
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or              $ 3,306,650
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$ 4,467,020
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $(2,726,112)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$   0.00
                                                                =============


MICHIGAN SERIES - CLASS C 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold                 $3,822,535
             during the fiscal year pursuant to section          ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or               $320,034
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or               $ 296,704
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$616,738
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $3,205,797
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 294.93
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                =$    294.93
                                                                =============

MINNESOTA SERIES - CLASS A 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold                 $9,349,369
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or              $14,468,652
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or              $54,002,952
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$68,471,604
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in              $(59,122,235)
             future years -- if Item 5(i) is less than           ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$   0.00
                                                                =============

MINNESOTA SERIES - CLASS B 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold              $ 4,086,671
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or            $1,403,374
             repurchased during the fiscal year:                 ---------------

       (iii) Aggregate price of securities redeemed or              $ 2,930,676
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$4,334,050
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in             $(247,379)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$   0.00
                                                                =============

MINNESOTA SERIES - CLASS C 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold               $ 2,191,632
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or            $136,329
             repurchased during the fiscal year:                 --------------

       (iii) Aggregate price of securities redeemed or            $ 229,450
             repurchased during any PRIOR fiscal year            ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$  365,779
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 1,825,853
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $
             future years -- if Item 5(i) is less than         ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 167.98
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$    167.98
                                                                =============



NORTH CAROLINA SERIES - CLASS A
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold            $ 5,973,434
             during the fiscal year pursuant to section          --------------
             24(f):

        (ii) Aggregate price of securities redeemed or          $ 5,154,953
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or          $ 33,738,113
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$ 38,893,066
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $(32,919,632)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 281,937. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 55,595.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                      +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$   0.00
                                                                =============

NORTH CAROLINA SERIES - CLASS B
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold                $ 4,301,568
             during the fiscal year pursuant to section          ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or              $ 1,670,674
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or             $ 7,152,229
             repurchased during any PRIOR fiscal year              -------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$  8,822,903
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $(4,521,335)
             future years -- if Item 5(i) is less than         ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.



7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============

NORTH CAROLINA SERIES - CLASS C
5.    Calculation of registration fee:

         (I) Aggregate sale price of securities sold                $ 726,004
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or               $ 74,754
             repurchased during the fiscal year:               ---------------

       (iii) Aggregate price of securities redeemed or                $ -0-
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$  74,754
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  651,250
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $( )
             future years -- if Item 5(i) is less than         ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  59.92
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$    59.92
                                                                 =============


OHIO SERIES - CLASS A 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold             $21,063,964
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or          $17,901,390
             repurchased during the fiscal year:               ---------------

       (iii) Aggregate price of securities redeemed or          $113,702,214
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$131,603,604
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in             $(110,539,640)
             future years -- if Item 5(i) is less than           ---------------
             Item 5(iv) [subtract  Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============


OHIO SERIES - CLASS B 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold             $13,856,523
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or           $6,296,429
             repurchased during the fiscal year:               ---------------

       (iii) Aggregate price of securities redeemed or          $
             repurchased during any PRIOR fiscal year         ---------------
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$6,296,429
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $7,560,094
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $()
             future years -- if Item 5(i) is less than         ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 695.53
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$  695.53
                                                                 =============



OHIO SERIES - CLASS C 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold               $5,009,935
             during the fiscal year pursuant to section          --------------
             24(f):

        (ii) Aggregate price of securities redeemed or             $ 819,812
             repurchased during the fiscal year: -               --------------

       (iii) Aggregate price of securities redeemed or             $ -0-
             repurchased during any PRIOR fiscal year          ---------------
             ending no earlier than October 11, 1995 that
            were not previously used to reduce
             registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$  819,812
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $4,190,123
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $( )
             future years -- ifItem 5(i) is less than -        --------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  385.49
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$   1,081.02
                                                                =============

PENNSYLVANIA SERIES - CLASS A 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold        $ 13,829,519
             during the fiscal year pursuant to section    ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or      $ 18,712,018
             repurchased during the fiscal year:            ---------------

       (iii) Aggregate price of securities redeemed or      $79,266,298
             repurchased during any PRIOR fiscal year       ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$97,978,316
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $(84,148,797)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$    0.00
                                                                =============
PENNSYLVANIA SERIES - CLASS B 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold              $ 12,362,422
             during the fiscal year pursuant to section        ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or           $ 4,449,321
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or           $ -0-
             repurchased during any PRIOR fiscal year          ---------------
             ending no earlier than October 11, 1995 that
              were not previously used to reduce
             registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$4,449,321
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $   7,913,101
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $( )
             future years -- if Item 5(i) is less than -         --------------
             Item 5(iv) [subtract Item  5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           X   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  728.01
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$   728.01
                                                                =============
PENNSYLVANIA SERIES - CLASS C 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold               $1,545,268
             during the fiscal year pursuant to section        ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or            $324,501
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or           $ -0-
             repurchased during any PRIOR fiscal year          ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$  324,501
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $ 1,220,767
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $( )
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           X   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$  112.31
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$   112.31
                                                                =============
TEXAS SERIES - CLASS A 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold               $ 3,207,542
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or             $4,975,690
             repurchased during the fiscal year:               ---------------

       (iii) Aggregate price of securities redeemed or             $32,534,186
             repurchased during any PRIOR fiscal year          ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$ 37,509,876
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $(34,302,334)
             future years -- if Item 5(i) is less than           --------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$    0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 60,877. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                      =$  0.00
                                                                =============

TEXAS SERIES - CLASS B 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold                $1,392,287
             during the fiscal year pursuant to section        ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or               $499,607
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or             $ 6,153,269
             repurchased during any PRIOR fiscal year          ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$6,652,876
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $(5,260,589)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$    0.00
                                                               =============
TEXAS SERIES - CLASS C 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold                   $313,052
             during the fiscal year pursuant to section        ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or                $57,698
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or               $ 196,007
             repurchased during any PRIOR fiscal year          ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$253,705
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  59,347
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in             $ -0-
             future years -- if Item 5(i) is less than        ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 5.46
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$   5.46
                                                                =============

VIRGINIA SERIES - CLASS A 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold                 $5,526,405
             during the  fiscal year pursuant to section        ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or             $ 5,880,680
             repurchased during the fiscal year:               ---------------

       (iii) Aggregate price of securities redeemed or            $ 12,335,544
             repurchased during any PRIOR fiscal year          ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$ 18,216,214
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in            $(12,689,819)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                             =$     0.00
                                                                =============
VIRGINIA SERIES - CLASS B 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold              $3,667,618
             during the fiscal year pursuant to section          ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or            $2,748,586
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or             $ 7,884,172
             repurchased during any PRIOR fiscal year           ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$10,632,758
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $(6,965,140)
             future years -- if Item 5(i) is less than          ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           x   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$   0.00
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$    0.00
                                                                =============



VIRGINIA SERIES - CLASS C 5. Calculation of registration fee:

         (I) Aggregate sale price of securities sold              $ 1,115,526
             during the fiscal year pursuant to section         ---------------
             24(f):

        (ii) Aggregate price of securities redeemed or           $ 212,213
             repurchased during the fiscal year:                ---------------

       (iii) Aggregate price of securities redeemed or           $ 800,376
             repurchased during any PRIOR fiscal year          ---------------
             ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

        (iv) Total available redemption credits [add           -$  1,012,589
             Items 5(ii) and 5(iii):                             --------------

         (v) Net Sales - if Item 5(I) is greater than           $  102,937
             Item 5(iv) [subtract Item 5(iv) from Item          ---------------
             5(i)]:

        (vi) Redemption credits available for use in           $ -0-
             future years -- if Item 5(i) is less than         ---------------
             Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:

       (vii) Multiplier for determining registration           X   .000092
             fee (See Instruction C.9):                          --------------

      (viii) Registration fee due (multiply Item 5(v)          =$ 9.47
             by Item 5(vii) (enter "0" if no fee is              ==============
             due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                     +$    N/A
                                                                -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 9.47
                                                                =============

TOTAL FOR ALL:                                               =$  5,469.24
                                                                =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:




                Method of Delivery:


                     [  X  ]  Wire Transfer
                     [     ]  Mail or other means



                                   SIGNATURES

      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

      By (Signature and Title)* /s/Michael A. Rosenberg
                               ------------------------------------
                               Michael A. Rosenberg, Assistant Secretary


      Date:

* Please print the name and title of the signing officer below the signature.